Balance Sheet Details - Schedule of Patents (Details) - USD ($)	Jul. 31, 2020	Jul. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Patents	$ 3,504,000	$ 3,504,000
Less accumulated amortization	(3,063,000)	(2,975,000)
Total	$ 441,000	$ 529,000